BORROWINGS - Long-term (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Long-term bank borrowings	¥ 590,013,307		¥ 938,717,151
Borrowings outstanding	11,267,994,705
Less: Current portion of long-term bank borrowings	(99,255,963)		(190,243,717)
Total long-term borrowings	9,896,454,537	$ 1,552,969,673	7,301,535,829
Financings Associated With Failed Sale Lease Back Transactions [Member]
Borrowings outstanding	2,756,451,505		907,448,923
Less: Current portion of financings associated with failed sale-leaseback transactions	(1,272,284,205)		(491,348,271)
Other long term borrowings
Borrowings outstanding	¥ 7,921,529,893		¥ 6,136,961,743